AMOUNT DUE TO DIRECTOR	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
AMOUNT DUE TO DIRECTOR

NOTE 5 – AMOUNT DUE TO DIRECTOR

Mr. Xiong Luo, officer of the Company, has advanced working capital to pay expenses of the Company. The advances are due on demand and non-interest bearing. The outstanding amount due to director was $82,914 and $30,414 as of September 30, 2021 and December 31, 2020, respectively.

Pursuant to Settlement Agreement dated June 10, 2020, the Company agreed to pay $15,000 to Custodian Ventures, LLC to dismiss its custodianship of the Company. The amount was paid by Mr. Xiong Luo on June 18, 2020.

NOTE 5 – AMOUNT DUE TO DIRECTOR

Mr. Xiong Luo, officer of the Company, has advanced working capital to pay expenses of the Company. The advances are due on demand and non-interest bearing. The outstanding amount due to director was $30,414 and $3,140 as of December 31, 2020 and 2019, respectively.

Pursuant to Settlement Agreement dated June 10, 2020, the Company agreed to pay $15,000 to Custodian Ventures, LLC to dismiss its custodianship of the Company. The amount was paid by Mr. Xiong Luo on June 18, 2020.